Note 12 - Employee Benefits (Details) - Employee Stock Ownership Plan (ESOP) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Ownership Plan (ESOP) [Abstract]
Number of shares issued (in Shares)		14,618	28,634
Fair value of stock contributed		$ 351	$ 640
Cash contributed	$ 674	300	73
Total expense	$ 674	$ 651	$ 713